Financial Instruments - Summary of Long Term Notes Payable (Parenthetical) (Detail) € in Millions, $ in Millions	1 Months Ended	12 Months Ended
	May 31, 2017 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2018 EUR (€)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Oct. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Feb. 28, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about financial instruments [line items]
3-Month LIBOR rate			2.8076%		1.6943%
CEMEX, SAB. de CV. December 2024 Notes [member] | 2.75% Senior secured notes [member]
Disclosure of detailed information about financial instruments [line items]
Issue price | €		€ 650
CEMEX Finance LLC October 2022 Notes [member]
Disclosure of detailed information about financial instruments [line items]
Principal amount						$ 1,044	$ 1,044
Purchase of principal amount of borrowings						$ 1,044	$ 1,044
CEMEX, S.A.B. de C.V. January 2022 [member]
Disclosure of detailed information about financial instruments [line items]
Principal amount | €			€ 400
Purchase of principal amount of borrowings | €			€ 400
CEMEX Finance LLC April 2021 Notes [member]
Disclosure of detailed information about financial instruments [line items]
Aggregate principal amount redemption | €	€ 400
CEMEX, S.A.B. de C.V. January 2021 Notes [member]
Disclosure of detailed information about financial instruments [line items]
Principal amount								$ 385	$ 242
Redemption of long term borrowings				$ 341
Purchase of principal amount of borrowings								385	242
CEMEX, S.A.B. de C.V. December 2019 Notes [member]
Disclosure of detailed information about financial instruments [line items]
Principal amount					$ 611			90
Purchase of principal amount of borrowings					$ 611			$ 90
CEMEX, S.A.B. de C.V. October 2018 Variable Notes [member]
Disclosure of detailed information about financial instruments [line items]
Principal amount									178
Redemption of long term borrowings				$ 313
Purchase of principal amount of borrowings									$ 178